Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Consolidated MHFG's balance sheets
Long-term debt	¥ 16,277,331	¥ 14,893,023
Noncontrolling interests	502,116	809,643
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 408,000	719,000
Debt Instrument [Member]
Consolidated MHFG's balance sheets
Long-term debt		¥ 200,000